Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding the relationship between executive compensation actually paid for our principal executive officer (“PEO”) and average Non-PEO NEOs and certain Company financial performance for the fiscal years listed below.

Year	Summary Compensation Table Total for Peter Altabef(1) ($)	Summary Compensation Table Total for Michael M. Thomson(1) ($)	Compensation Actually Paid to Peter Altabef(1)(2)(3) ($)	Compensation Actually Paid to Michael M. Thomson(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment |based on:(4)		Net Loss ($ Millions)	Non-GAAP Operating Profit ($ Millions)(1)
							TSR ($)	Peer Group TSR ($)
2025	5,992,770	4,220,888	3,463,615	1,359,871	1,860,638	751,523	14.02	130.34	(340.0)	176.9
2024	6,881,762	—	7,368,657	—	2,898,025	3,072,849	32.16	129.34	(193.2)	176.4
2023	6,133,408	—	6,129,859	—	2,333,051	1,774,167	28.56	114.58	(427.1)	140.8
2022	7,092,737	—	(28,601)	—	1,772,221	524,628	25.97	85.44	(104.9)	159.0
2021	8,059,535	—	8,248,348	—	2,877,154	2,618,113	104.52	104.88	(449.8)	192.8

Company Selected Measure Name			non-GAAP operating profit
Named Executive Officers, Footnote	Peter Altabef was our PEO from 2020 to March 2025. Michael M. Thomson was our PEO beginning in April 2025. The individuals comprising the Non-PEO named executive officers for each year presented are listed below.

2021	2022	2023	2024	2025
Michael M. Thomson	Debra McCann	Debra McCann	Debra McCann	Debra McCann
Gerald P. Kenney	Michael M. Thomson	Michael M. Thomson	Michael M. Thomson	Christopher Arrasmith
Katherine Ebrahimi	Claudius Sokenu	Claudius Sokenu	Teresa Poggenpohl	Teresa Poggenpohl
Shalabh Gupta	Katherine Ebrahimi	Katherine Ebrahimi	Kristen Prohl	Kristen Prohl
Eric Hutto	Teresa Poggenpohl	Teresa Poggenpohl
Gerald P. Kenney

Peer Group Issuers, Footnote			The Peer Group TSR set forth in this table utilizes the Standard & Poor’s 500 Information Technology Services Index (“S&P 500 IT Services Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P 500 IT Services Index, respectively, assuming dividend reinvestment.
Adjustment To PEO Compensation, Footnote	The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the amount shown in the “Total” column set forth in the Summary Compensation Table with certain adjustments as described in footnote 3 below.
(3)“Compensation Actually Paid” reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards” column are the totals from the “Stock Awards” columns set forth in the Summary Compensation Table and amounts in the “Inclusion of Equity Values” column are the aggregate adjustments required for this purpose by SEC rules.

Year	Summary Compensation Table Total for Peter Altabef ($)	Exclusion of Stock Awards for Peter Altabef ($)	Inclusion of Equity Values for Peter Altabef ($)	Compensation Actually Paid to Peter Altabef ($)
2025	5,992,770	(200,001)	(2,329,154)	3,463,615

Year	Summary Compensation Table Total for Michael M. Thomson ($)	Exclusion of Stock Awards for Michael M. Thomson ($)	Inclusion of Equity Values for Michael M. Thomson ($)	Compensation Actually Paid to Michael M. Thomson ($)
2025	4,220,888	(1,940,628)	(920,389)	1,359,871

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,860,638	(564,688)	(544,427)	751,523

Non-PEO NEO Average Total Compensation Amount			$ 1,860,638	$ 2,898,025	$ 2,333,051	$ 1,772,221	$ 2,877,154
Non-PEO NEO Average Compensation Actually Paid Amount			$ 751,523	3,072,849	1,774,167	524,628	2,618,113
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the amount shown in the “Total” column set forth in the Summary Compensation Table with certain adjustments as described in footnote 3 below.
(3)“Compensation Actually Paid” reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards” column are the totals from the “Stock Awards” columns set forth in the Summary Compensation Table and amounts in the “Inclusion of Equity Values” column are the aggregate adjustments required for this purpose by SEC rules.

Year	Summary Compensation Table Total for Peter Altabef ($)	Exclusion of Stock Awards for Peter Altabef ($)	Inclusion of Equity Values for Peter Altabef ($)	Compensation Actually Paid to Peter Altabef ($)
2025	5,992,770	(200,001)	(2,329,154)	3,463,615

Year	Summary Compensation Table Total for Michael M. Thomson ($)	Exclusion of Stock Awards for Michael M. Thomson ($)	Inclusion of Equity Values for Michael M. Thomson ($)	Compensation Actually Paid to Michael M. Thomson ($)
2025	4,220,888	(1,940,628)	(920,389)	1,359,871

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,860,638	(564,688)	(544,427)	751,523

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Other NEO Average Compensation Actually Paid and Company Total Stockholder Return (“TSR”) and Description of Relationship Between Company TSR and Peer Group TSR
The following chart sets forth the relationship between “Compensation Actually Paid” to our PEO, the average of “Compensation Actually Paid” to our Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years, and the Peer Group TSR over the same period.
PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Unisys Corporation TSR and
Unisys Corporation TSR Versus Peer Group TSR

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Other NEO Average Compensation Actually Paid and Net Income (Loss)
The following chart sets forth the relationship between “Compensation Actually Paid” to our PEO, the average of “Compensation Actually Paid” to our Non-PEO NEOs, and our net income (loss) during the five most recently completed fiscal years.
PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Net Loss

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Other NEO Average Compensation Actually Paid and Non-GAAP Operating Profit
The following chart sets forth the relationship between “Compensation Actually Paid” to our PEO, the average of “Compensation Actually Paid” to our Non-PEO NEOs, and our non-GAAP operating profit during the five most recently completed fiscal years. Non-GAAP operating profit is defined in footnote 5 to the Pay Versus Performance table above.
PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Non-GAAP Operating Profit

Tabular List, Table
Most Important Financial Performance Measures
The following list presents the three most important performance measures, as determined by the Company, that link compensation actually paid to our NEOs to the Company’s performance for the most recently completed year. Non-GAAP Operating Profit is the most important financial measure used to link compensation actually paid to Company performance. Except for non-GAAP operating profit, the other performance measures set forth below are not ranked by relative importance. Pursuant to SEC rules, the information in this “Pay Versus Performance Disclosure” section shall not be deemed to be incorporated by reference into any Company filing under the Securities Act or Exchange Act, unless expressly incorporated by specific reference in such filing.
•Non-GAAP operating profit
•Relative total stockholder return
•Revenue

Total Shareholder Return Amount							104.52	$ 25.97	$ 28.56	$ 32.16	$ 14.02
Peer Group Total Shareholder Return Amount							104.88	$ 85.44	$ 114.58	$ 129.34	$ 130.34
Net Income (Loss)			$ (340,000,000.0)	$ (193,200,000)	$ (427,100,000)	$ (104,900,000)	$ (449,800,000)
Company Selected Measure Amount			176.9	176.4	140.8	159.0	192.8
PEO Name	Peter Altabef	Michael M. Thomson		Peter Altabef	Peter Altabef	Peter Altabef	Peter Altabef
Equity Awards Adjustments, Footnote
The amounts in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Peter Altabef ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Peter Altabef ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Peter Altabef ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Peter Altabef ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Peter Altabef ($)	Total-Inclusion of Equity Values for Peter Altabef ($)
2025	—	(1,639,858)	200,001	(889,297)	—	(2,329,154)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Michael M. Thomson ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Michael M. Thomson ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Michael M. Thomson ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Michael M. Thomson ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Michael M. Thomson ($)	Total-Inclusion of Equity Values for Michael M. Thomson ($)
2025	1,195,566	(1,764,131)	—	(351,824)	—	(920,389)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total-Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	347,889	(746,612)	—	(145,704)	—	(544,427)

Measure:: 1
Pay vs Performance Disclosure
Name			Non-GAAP operating profit
Non-GAAP Measure Description			We determined non-GAAP operating profit to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. Non-GAAP Operating Profit is defined as GAAP Operating Income excluding pretax post-retirement expense, pretax charges in connection with cost-reduction activities, non-operational legal reserves, loss on debt exchange transactions and other non-operational income/expense. Non-GAAP Operating Profit is subject to adjustment by the CHRC of the Board for special items related to discontinued operations, reorganizations, restructurings or significant non-operational items. For a discussion and reconciliation of our GAAP measures to non-GAAP measures, please see Appendix A to this Proxy Statement.
Measure:: 2
Pay vs Performance Disclosure
Name			Relative total stockholder return
Measure:: 3
Pay vs Performance Disclosure
Name			Revenue
Altabef [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,992,770	$ 6,881,762	$ 6,133,408	$ 7,092,737	$ 8,059,535
PEO Actually Paid Compensation Amount			3,463,615	7,368,657	6,129,859	(28,601)	8,248,348
Thomson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			4,220,888	0	0	0	0
PEO Actually Paid Compensation Amount			1,359,871	$ 0	$ 0	$ 0	$ 0
PEO | Altabef [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(200,001)
PEO | Altabef [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,329,154)
PEO | Altabef [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Altabef [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,639,858)
PEO | Altabef [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Peter Altabef [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			200,001
PEO | Altabef [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(889,297)
PEO | Altabef [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Altabef [Member] | Total-Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,329,154)
PEO | Thomson [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,195,566
PEO | Thomson [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,764,131)
PEO | Thomson [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(351,824)
PEO | Thomson [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Thomson [Member] | Total-Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(920,389)
PEO | Thomson [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Michael M. Thomson [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(564,688)
Non-PEO NEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(544,427)
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			347,889
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(746,612)
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(145,704)
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Total-Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(544,427)
Non-PEO NEO | Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Altabef [Member] | Thomson [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,940,628)
Altabef [Member] | Thomson [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (920,389)